As filed with the Securities and Exchange Commission on April 30, 2010
Commission File Nos.  333-81266
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 25	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 178	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

Supplement dated May 1, 2010
To The Prospectus Dated May 1, 2010 For

PERSPECTIVESM
PERSPECTIVE FOCUS®
PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I
JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.

►Under ACCESS TO YOUR MONEY, in the subsection entitled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“Lifeguard Freedom 6 GMWB”), in the part entitled "Guaranteed Withdrawal Balance Adjustment", please replace the first paragraph with the following:

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

This Supplement is dated May 1, 2010.

(To be used with Forms:  NV5526 05/10; NV3174 05/10; NV3174CE 05/10; NV3784 05/10.)

NMV5451NY 05/10